Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Feb. 24, 2015	Jan. 31, 2015
C000007089
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,256	$ 11,164	$ 11,060	$ 10,765	$ 10,840	$ 10,521	$ 10,517	$ 10,608	$ 10,538	$ 10,364	$ 10,663	$ 10,601	$ 10,873	$ 10,976	$ 11,036	$ 11,046	$ 11,050	$ 11,027	$ 11,007	$ 10,935	$ 10,691	$ 10,617	$ 10,516	$ 10,384	$ 10,289	$ 10,130	$ 10,104	$ 10,067	$ 10,077	$ 10,156	$ 10,165	$ 10,138	$ 10,109	$ 10,142	$ 10,160	$ 10,104	$ 10,066	$ 10,032	$ 10,014	$ 9,996		$ 10,000
C000007090
Account Value [Line Items]
Account Value	$ 56,845	56,364	55,825	54,326	54,691	53,065	53,035	53,477	53,113	52,220	53,716	53,391	54,748	55,253	55,537	55,574	55,580	55,452	55,339	54,964	53,723	53,337	52,815	52,142	51,652	50,842	50,696	50,500	50,536	50,919	50,954	50,802	50,645	50,798	50,875	50,584	50,379	50,196	50,092	49,991		50,000
C000007092
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 15,621	15,357	15,068	14,481	14,481	13,445	13,709	13,506	13,445	12,736	13,306	13,238	13,913	14,182	14,180	13,942	13,797	13,236	13,220	12,164	13,112	12,859	12,607	12,353	11,872	11,646	11,664	11,541	11,684	11,661	11,549	11,281	11,004	10,845	10,572	10,284	9,701	10,120	10,150	10,233		10,000
C000007093
Account Value [Line Items]
Account Value	$ 78,886	77,532	76,054	73,075	73,056	67,812	69,129	68,087	67,759	64,170	67,025	66,667	70,050	71,386	71,357	70,142	69,395	66,557	66,464	61,139	65,887	64,601	63,317	62,024	59,597	58,445	58,520	57,892	58,596	58,462	57,887	56,532	55,127	54,317	52,939	51,484	48,552	50,636	50,776	51,175		50,000
C000007097
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,417	12,386	12,303	11,660	11,959	10,876	11,425	11,541	11,451	10,603	11,562	11,359	12,459	12,772	13,004	12,646	12,880	12,695	12,765	12,091	11,983	11,736	11,477	11,100	10,818	10,466	10,503	10,421	10,574	10,708	10,659	10,509	10,319	10,532	10,585	10,323	10,003	9,953	9,865	9,961		10,000
C000007098
Account Value [Line Items]
Account Value	$ 62,708	62,532	62,100	58,838	60,332	54,856	57,609	58,178	57,712	53,423	58,243	57,207	62,728	64,289	65,441	63,621	64,784	63,840	64,177	60,771	60,211	58,959	57,642	55,737	54,307	52,525	52,700	52,272	53,030	53,687	53,428	52,662	51,698	52,749	53,002	51,676	50,063	49,804	49,352	49,819		50,000
C000007099
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 10,955	10,958	10,974	10,448	10,770	10,125	10,434	10,693	10,580	10,149	10,895	10,699	11,346	11,521	11,752	11,571	11,756	11,757	11,835	11,693	11,144	10,985	10,777	10,471	10,320	9,973	9,985	9,934	10,000	10,191	10,210	10,156	10,032	10,279	10,401	10,209	10,117	9,960	9,893	9,895		10,000
C000007100
Account Value [Line Items]
Account Value	$ 55,325	55,325	55,393	52,727	54,339	51,069	52,614	53,906	53,325	51,141	54,884	53,885	57,129	57,996	59,141	58,217	59,135	59,124	59,498	58,771	55,998	55,187	54,129	52,576	51,807	50,051	50,098	49,831	50,151	51,094	51,176	50,892	50,258	51,484	52,081	51,108	50,635	49,838	49,492	49,489		50,000
C000007101
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,295	11,542	11,524	10,791	11,459	9,787	11,041	11,285	11,322	9,863	11,680	11,499	13,487	14,238	14,384	13,471	14,143	13,920	14,794	13,563	13,275	12,682	12,077	11,207	10,766	10,160	10,557	10,445	10,924	10,867	10,669	10,240	9,996	10,388	10,755	10,050	9,367	9,319	9,227	9,511		10,000
C000007102
Account Value [Line Items]
Account Value	$ 57,040	58,273	58,166	54,455	57,810	49,361	55,676	56,891	57,060	49,698	58,838	57,912	67,904	71,667	72,385	67,776	71,136	69,999	74,373	68,168	66,705	63,707	60,657	56,273	54,044	50,990	52,967	52,395	54,784	54,487	53,476	51,313	50,081	52,031	53,856	50,312	46,883	46,632	46,157	47,567		50,000
C000007103
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 8,571	8,860	8,978	8,290	8,912	7,695	8,985	9,460	9,439	8,436	10,153	10,246	12,067	12,440	12,587	11,673	12,691	13,075	14,064	13,676	11,927	11,505	10,794	9,998	9,788	9,070	9,484	9,376	9,591	9,694	9,607	9,440	9,204	9,959	10,645	9,725	9,509	9,141	9,077	9,248		10,000
C000007104
Account Value [Line Items]
Account Value	$ 43,285	44,731	45,319	41,832	44,960	38,811	45,307	47,692	47,574	42,509	51,144	51,601	60,757	62,621	63,342	58,730	63,834	65,751	70,706	68,738	59,930	57,797	54,210	50,199	49,137	45,522	47,587	47,033	48,100	48,603	48,153	47,265	46,110	49,883	53,302	48,684	47,593	45,738	45,409	46,250		50,000
C000007105
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,469	11,359	11,252	10,934	11,011	10,647	10,658	10,728	10,687	10,464	10,794	10,728	11,061	11,168	11,241	11,217	11,227	11,162	11,136	11,031	10,826	10,731	10,616	10,475	10,363	10,198	10,166	10,135	10,141	10,219	10,224	10,182	10,143	10,204	10,204	10,138	10,093	10,042	10,019	10,007		10,000
C000007106
Account Value [Line Items]
Account Value	$ 57,918	57,352	56,794	55,175	55,550	53,699	53,742	54,082	53,861	52,727	54,372	54,030	55,693	56,219	56,570	56,436	56,473	56,129	55,984	55,442	54,398	53,911	53,319	52,594	52,024	51,183	51,005	50,837	50,854	51,235	51,245	51,024	50,814	51,107	51,097	50,750	50,517	50,249	50,122	50,048		50,000
C000007107
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,359	12,228	12,088	11,697	11,757	11,255	11,306	11,317	11,219	10,821	11,227	11,131	11,588	11,750	11,844	11,767	11,783	11,675	11,647	11,295	11,299	11,170	11,043	10,859	10,680	10,511	10,478	10,419	10,464	10,517	10,489	10,416	10,330	10,379	10,373	10,242	10,077	10,061	10,027	10,045		10,000
C000007108
Account Value [Line Items]
Account Value	$ 62,415	61,735	61,015	59,025	59,313	56,768	57,008	57,053	56,543	54,525	56,555	56,057	58,344	59,148	59,603	59,204	59,270	58,710	58,555	56,769	56,775	56,113	55,460	54,525	53,613	52,754	52,575	52,264	52,475	52,728	52,577	52,194	51,754	51,983	51,941	51,272	50,433	50,341	50,161	50,235		50,000
C000007109
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 6,260,142	6,191,543	6,118,832	5,918,887	5,947,280	5,691,715	5,715,341	5,719,440	5,667,883	5,465,185	5,668,203	5,617,896	5,846,604	5,926,742	5,971,877	5,931,447	5,937,635	5,881,119	5,865,150	5,685,847	5,686,050	5,619,327	5,553,513	5,459,433	5,367,726	5,281,311	5,263,017	5,231,452	5,252,206	5,277,179	5,261,656	5,222,932	5,178,481	5,200,783	5,196,449	5,129,097	5,044,856	5,035,206	5,016,797	5,023,894		5,000,000
C000151976
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,289	12,128	11,955	11,745	11,642	11,396	11,279	11,177	11,060	10,897	10,938	10,911	11,007	11,060	11,072	11,059	11,050	11,017	10,989	10,849	10,854	10,788	10,700	10,608	10,516	10,418	10,358	10,303	10,276	10,260	10,226	10,185	10,157	10,138	10,115	10,076	10,044	10,034	10,010	10,007	$ 10,000
C000151975
Account Value [Line Items]
Account Value	$ 61,997	61,231	60,342	59,238	58,732	57,478	56,845	56,313	55,714	54,876	55,095	54,919	55,414	55,643	55,687	55,609	55,524	55,372	55,218	54,504	54,510	54,167	53,739	53,264	52,765	52,285	51,971	51,654	51,508	51,445	51,263	51,040	50,867	50,788	50,657	50,450	50,253	50,173	50,090	50,040	50,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,264	11,237	10,696	11,028	10,190	10,691	10,855	10,802	10,153	11,064	10,902	11,787	12,042	12,174	11,916	12,148	12,100	12,260	11,948	11,600	11,395	11,133	10,779	10,580	10,219	10,300	10,238	10,347	10,433	10,384	10,270	10,129	10,340	10,437	10,186	9,984	9,907	9,853	9,916		10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 56,282	56,321	56,183	53,479	55,142	50,948	53,456	54,276	54,009	50,767	55,319	54,509	58,935	60,209	60,868	59,580	60,738	60,499	61,298	59,740	58,000	56,974	55,664	53,896	52,898	51,093	51,502	51,188	51,734	52,164	51,918	51,352	50,645	51,698	52,186	50,930	49,920	49,533	49,263	49,581		50,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,264	11,237	10,696	11,028	10,190	10,691	10,855	10,802	10,153	11,064	10,902	11,787	12,042	12,174	11,916	12,148	12,100	12,260	11,948	11,600	11,395	11,133	10,779	10,580	10,219	10,300	10,238	10,347	10,433	10,384	10,270	10,129	10,340	10,437	10,186	9,984	9,907	9,853	9,916		10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 56,282	56,321	56,183	53,479	55,142	50,948	53,456	54,276	54,009	50,767	55,319	54,509	58,935	60,209	60,868	59,580	60,738	60,499	61,298	59,740	58,000	56,974	55,664	53,896	52,898	51,093	51,502	51,188	51,734	52,164	51,918	51,352	50,645	51,698	52,186	50,930	49,920	49,533	49,263	49,581		50,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,264	11,237	10,696	11,028	10,190	10,691	10,855	10,802	10,153	11,064	10,902	11,787	12,042	12,174	11,916	12,148	12,100	12,260	11,948	11,600	11,395	11,133	10,779	10,580	10,219	10,300	10,238	10,347	10,433	10,384	10,270	10,129	10,340	10,437	10,186	9,984	9,907	9,853	9,916		10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 56,282	56,321	56,183	53,479	55,142	50,948	53,456	54,276	54,009	50,767	55,319	54,509	58,935	60,209	60,868	59,580	60,738	60,499	61,298	59,740	58,000	56,974	55,664	53,896	52,898	51,093	51,502	51,188	51,734	52,164	51,918	51,352	50,645	51,698	52,186	50,930	49,920	49,533	49,263	49,581		50,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,264	11,237	10,696	11,028	10,190	10,691	10,855	10,802	10,153	11,064	10,902	11,787	12,042	12,174	11,916	12,148	12,100	12,260	11,948	11,600	11,395	11,133	10,779	10,580	10,219	10,300	10,238	10,347	10,433	10,384	10,270	10,129	10,340	10,437	10,186	9,984	9,907	9,853	9,916		10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 56,282	56,321	56,183	53,479	55,142	50,948	53,456	54,276	54,009	50,767	55,319	54,509	58,935	60,209	60,868	59,580	60,738	60,499	61,298	59,740	58,000	56,974	55,664	53,896	52,898	51,093	51,502	51,188	51,734	52,164	51,918	51,352	50,645	51,698	52,186	50,930	49,920	49,533	49,263	49,581		50,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,264	11,237	10,696	11,028	10,190	10,691	10,855	10,802	10,153	11,064	10,902	11,787	12,042	12,174	11,916	12,148	12,100	12,260	11,948	11,600	11,395	11,133	10,779	10,580	10,219	10,300	10,238	10,347	10,433	10,384	10,270	10,129	10,340	10,437	10,186	9,984	9,907	9,853	9,916		10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 56,282	56,321	56,183	53,479	55,142	50,948	53,456	54,276	54,009	50,767	55,319	54,509	58,935	60,209	60,868	59,580	60,738	60,499	61,298	59,740	58,000	56,974	55,664	53,896	52,898	51,093	51,502	51,188	51,734	52,164	51,918	51,352	50,645	51,698	52,186	50,930	49,920	49,533	49,263	49,581		50,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,264	11,237	10,696	11,028	10,190	10,691	10,855	10,802	10,153	11,064	10,902	11,787	12,042	12,174	11,916	12,148	12,100	12,260	11,948	11,600	11,395	11,133	10,779	10,580	10,219	10,300	10,238	10,347	10,433	10,384	10,270	10,129	10,340	10,437	10,186	9,984	9,907	9,853	9,916		10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 56,282	56,321	56,183	53,479	55,142	50,948	53,456	54,276	54,009	50,767	55,319	54,509	58,935	60,209	60,868	59,580	60,738	60,499	61,298	59,740	58,000	56,974	55,664	53,896	52,898	51,093	51,502	51,188	51,734	52,164	51,918	51,352	50,645	51,698	52,186	50,930	49,920	49,533	49,263	49,581		50,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,264	11,237	10,696	11,028	10,190	10,691	10,855	10,802	10,153	11,064	10,902	11,787	12,042	12,174	11,916	12,148	12,100	12,260	11,948	11,600	11,395	11,133	10,779	10,580	10,219	10,300	10,238	10,347	10,433	10,384	10,270	10,129	10,340	10,437	10,186	9,984	9,907	9,853	9,916		10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 56,282	56,321	56,183	53,479	55,142	50,948	53,456	54,276	54,009	50,767	55,319	54,509	58,935	60,209	60,868	59,580	60,738	60,499	61,298	59,740	58,000	56,974	55,664	53,896	52,898	51,093	51,502	51,188	51,734	52,164	51,918	51,352	50,645	51,698	52,186	50,930	49,920	49,533	49,263	49,581		50,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,264	11,237	10,696	11,028	10,190	10,691	10,855	10,802	10,153	11,064	10,902	11,787	12,042	12,174	11,916	12,148	12,100	12,260	11,948	11,600	11,395	11,133	10,779	10,580	10,219	10,300	10,238	10,347	10,433	10,384	10,270	10,129	10,340	10,437	10,186	9,984	9,907	9,853	9,916		10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 56,282	56,321	56,183	53,479	55,142	50,948	53,456	54,276	54,009	50,767	55,319	54,509	58,935	60,209	60,868	59,580	60,738	60,499	61,298	59,740	58,000	56,974	55,664	53,896	52,898	51,093	51,502	51,188	51,734	52,164	51,918	51,352	50,645	51,698	52,186	50,930	49,920	49,533	49,263	49,581		50,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 5,628,192	5,632,091	5,618,272	5,347,889	5,514,176	5,094,782	5,345,590	5,427,565	5,400,861	5,076,711	5,531,901	5,450,875	5,893,541	6,020,946	6,086,795	5,958,027	6,073,782	6,049,864	6,129,811	5,973,977	5,799,992	5,697,351	5,566,421	5,389,644	5,289,814	5,109,304	5,150,241	5,118,825	5,173,359	5,216,420	5,191,780	5,135,217	5,064,526	5,169,774	5,218,643	5,093,017	4,992,004	4,953,291	4,926,268	4,958,133		5,000,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,361	11,368	11,341	10,795	11,130	10,284	10,790	10,956	10,902	10,247	11,166	11,003	11,896	12,153	12,286	12,026	12,260	12,212	12,373	12,059	11,707	11,500	11,236	10,879	10,678	10,313	10,396	10,332	10,442	10,529	10,480	10,365	10,223	10,435	10,534	10,280	10,076	9,998	9,944	10,008	10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 56,803	56,842	56,703	53,974	55,652	51,419	53,950	54,778	54,508	51,237	55,831	55,013	59,481	60,767	61,431	60,132	61,300	61,058	61,865	60,292	58,537	57,501	56,179	54,395	53,388	51,566	51,979	51,662	52,212	52,647	52,398	51,827	51,114	52,176	52,669	51,401	50,382	49,991	49,718	50,040	50,000
NACC2 Index: Bloomberg U.S. 1-5 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Treasury Bond Index
Account Value	$ 11,361	11,274	11,188	10,845	10,977	10,613	10,616	10,727	10,602	10,367	10,712	10,628	10,988	11,119	11,217	11,181	11,224	11,212	11,230	11,187	10,854	10,755	10,620	10,462	10,352	10,154	10,126	10,088	10,105	10,196	10,205	10,169	10,115	10,195	10,232	10,151	10,104	10,039	10,011	9,993		10,000
NACC2 Index: Bloomberg U.S. 1-5 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Treasury Bond Index
Account Value	$ 56,807	56,368	55,941	54,226	54,887	53,065	53,081	53,637	53,010	51,837	53,562	53,141	54,941	55,595	56,087	55,904	56,121	56,058	56,152	55,934	54,271	53,775	53,102	52,308	51,761	50,769	50,632	50,438	50,525	50,980	51,027	50,845	50,574	50,973	51,158	50,757	50,520	50,197	50,053	49,967		50,000
NACC2 Index: High-Yield Corporate Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	High-Yield Corporate Composite Index
Account Value	$ 16,030	15,737	15,447	14,886	14,858	13,764	14,021	13,797	13,689	13,013	13,519	13,569	14,359	14,636	14,605	14,331	14,160	13,481	13,478	12,332	13,172	12,892	12,692	12,427	11,956	11,717	11,738	11,610	11,715	11,685	11,543	11,327	11,084	10,867	10,618	10,257	9,555	10,036	10,137	10,273		10,000
NACC2 Index: Bloomberg U.S. Corporate High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Account Value	$ 16,668	16,326	15,894	15,278	15,198	14,017	14,312	14,014	13,907	13,195	13,709	13,845	14,672	14,953	14,904	14,608	14,376	13,529	13,472	12,207	13,381	13,072	12,937	12,729	12,231	12,061	12,100	11,925	12,022	11,945	11,793	11,548	11,278	10,967	10,630	10,193	9,338	9,957	10,126	10,308		10,000
NACC2 Index: High-Yield Corporate Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	High-Yield Corporate Composite Index
Account Value	$ 80,150	78,687	77,234	74,431	74,288	68,822	70,103	68,986	68,443	65,065	67,595	67,845	71,796	73,182	73,024	71,654	70,800	67,404	67,392	61,662	65,862	64,460	63,458	62,136	59,779	58,585	58,689	58,052	58,577	58,427	57,717	56,634	55,421	54,335	53,089	51,287	47,773	50,182	50,687	51,364		50,000
NACC2 Index: Bloomberg U.S. Corporate High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Account Value	$ 83,342	81,631	79,472	76,388	75,989	70,086	71,562	70,069	69,536	65,974	68,543	69,224	73,362	74,764	74,518	73,038	71,881	67,644	67,362	61,033	66,904	65,361	64,686	63,646	61,153	60,307	60,501	59,625	60,110	59,725	58,967	57,740	56,388	54,834	53,150	50,964	46,690	49,785	50,630	51,539		50,000
NACC2 Index: Bloomberg U.S. 5-10 Year Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 5-10 Year Credit Bond Index
Account Value	$ 12,741	12,707	12,620	11,968	12,279	11,167	11,725	11,844	11,750	10,868	11,865	11,664	12,789	13,109	13,350	12,960	13,248	13,029	13,106	12,287	12,452	12,137	11,803	11,331	10,966	10,551	10,621	10,521	10,735	10,854	10,771	10,574	10,335	10,576	10,630	10,297	9,861	9,885	9,809	9,964		10,000
NACC2 Index: Bloomberg U.S. 5-10 Year Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 5-10 Year Credit Bond Index
Account Value	$ 63,703	63,535	63,098	59,842	61,395	55,835	58,626	59,218	58,752	54,342	59,325	58,318	63,946	65,547	66,751	64,799	66,242	65,143	65,530	61,433	62,261	60,685	59,015	56,654	54,829	52,755	53,107	52,606	53,676	54,269	53,853	52,871	51,676	52,882	53,150	51,483	49,307	49,424	49,046	49,820		50,000
NACC2 Index: Bloomberg U.S. 5-10 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 5-10 Year Treasury Bond Index
Account Value	$ 10,772	10,802	10,854	10,273	10,677	9,933	10,369	10,668	10,535	10,034	10,924	10,676	11,497	11,676	11,961	11,654	12,003	12,072	12,233	12,105	11,379	11,194	10,918	10,541	10,383	9,958	9,983	9,928	10,003	10,213	10,228	10,162	9,995	10,334	10,516	10,251	10,138	9,928	9,834	9,859		10,000
NACC2 Index: Bloomberg U.S. 5-10 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 5-10 Year Treasury Bond Index
Account Value	$ 53,862	54,008	54,271	51,362	53,384	49,664	51,843	53,341	52,675	50,172	54,622	53,382	57,487	58,379	59,803	58,268	60,013	60,362	61,163	60,524	56,893	55,970	54,592	52,707	51,914	49,788	49,915	49,639	50,014	51,064	51,138	50,808	49,976	51,672	52,582	51,253	50,689	49,638	49,169	49,296		50,000
NACC2 Index: Bloomberg U.S. Long Credit A or Better Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit A or Better Bond Index
Account Value	$ 11,157	11,397	11,372	10,663	11,334	9,684	10,916	11,147	11,183	9,726	11,518	11,341	13,336	14,099	14,235	13,332	14,020	13,793	14,568	13,387	13,174	12,637	12,037	11,164	10,737	10,127	10,532	10,461	10,920	10,868	10,648	10,255	9,986	10,376	10,752	10,036	9,382	9,306	9,222	9,529		10,000
NACC2 Index: Bloomberg U.S. Long Credit A or Better Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit A or Better Bond Index
Account Value	$ 55,783	56,984	56,860	53,314	56,672	48,418	54,582	55,736	55,917	48,632	57,589	56,707	66,678	70,493	71,174	66,660	70,098	68,963	72,839	66,936	65,869	63,185	60,187	55,822	53,684	50,636	52,660	52,305	54,601	54,339	53,239	51,273	49,932	51,882	53,758	50,179	46,912	46,528	46,108	47,644		50,000
NACC2 Index: Bloomberg U.S. Long Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Bond Index
Account Value	$ 8,674	8,961	9,081	8,386	9,027	7,786	9,088	9,558	9,530	8,509	10,235	10,313	12,136	12,510	12,670	11,750	12,797	13,275	14,249	13,913	12,052	11,664	10,919	10,097	9,889	9,140	9,565	9,490	9,684	9,768	9,660	9,494	9,257	10,013	10,711	9,793	9,557	9,177	9,089	9,279		10,000
NACC2 Index: Bloomberg U.S. Long Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Bond Index
Account Value	$ 43,372	44,806	45,405	41,928	45,135	38,929	45,439	47,789	47,650	42,546	51,174	51,566	60,678	62,550	63,352	58,748	63,987	66,376	71,245	69,567	60,258	58,318	54,596	50,487	49,445	45,702	47,823	47,448	48,421	48,842	48,299	47,468	46,284	50,064	53,555	48,963	47,785	45,883	45,444	46,393		50,000
NACC2 Index: Bloomberg U.S. 1-5 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Account Value	$ 11,369	11,281	11,195	10,854	10,984	10,621	10,622	10,730	10,605	10,372	10,715	10,632	10,991	11,122	11,219	11,183	11,226	11,212	11,230	11,186	10,858	10,759	10,625	10,467	10,358	10,160	10,133	10,094	10,110	10,200	10,208	10,172	10,118	10,195	10,229	10,151	10,105	10,042	10,013	9,995		10,000
NACC2 Index: Bloomberg U.S. 1-5 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Account Value	$ 56,846	56,405	55,975	54,268	54,919	53,106	53,109	53,650	53,025	51,858	53,574	53,158	54,954	55,608	56,097	55,914	56,128	56,062	56,150	55,931	54,288	53,794	53,124	52,335	51,788	50,802	50,663	50,468	50,552	50,998	51,042	50,859	50,591	50,973	51,145	50,756	50,524	50,210	50,064	49,974		50,000
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Credit Bond Index
Account Value	$ 12,480	12,353	12,209	11,830	11,893	11,390	11,438	11,452	11,351	10,957	11,364	11,262	11,706	11,863	11,957	11,888	11,905	11,813	11,786	11,453	11,422	11,278	11,107	10,912	10,729	10,517	10,482	10,419	10,460	10,528	10,500	10,408	10,305	10,352	10,351	10,229	10,062	10,056	10,026	10,035		10,000
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Credit Bond Index
Account Value	$ 62,401	61,763	61,044	59,148	59,467	56,952	57,190	57,262	56,756	54,783	56,820	56,308	58,531	59,317	59,783	59,442	59,526	59,064	58,928	57,265	57,109	56,391	55,535	54,562	53,644	52,586	52,412	52,094	52,301	52,640	52,498	52,039	51,527	51,761	51,755	51,143	50,310	50,281	50,131	50,174		50,000
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Credit Bond Index
Account Value	$ 6,240,123	6,176,256	6,104,413	5,914,781	5,946,674	5,695,211	5,719,017	5,726,246	5,675,638	5,478,316	5,681,955	5,630,805	5,853,065	5,931,708	5,978,278	5,944,155	5,952,634	5,906,350	5,892,809	5,726,451	5,710,948	5,639,061	5,553,460	5,456,180	5,364,426	5,258,626	5,241,189	5,209,386	5,230,078	5,264,043	5,249,815	5,203,857	5,152,683	5,176,065	5,175,497	5,114,304	5,030,987	5,028,123	5,013,073	5,017,360		$ 5,000,000
NACC2 Index: Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Account Value	$ 12,039	11,896	11,729	11,542	11,465	11,251	11,109	11,027	10,911	10,772	10,797	10,797	10,843	10,882	10,883	10,881	10,874	10,865	10,860	10,851	10,701	10,655	10,565	10,479	10,398	10,314	10,264	10,214	10,184	10,168	10,148	10,125	10,120	10,104	10,093	10,064	10,048	10,029	10,018	10,008	10,000
NACC2 Index: Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Account Value	$ 60,195	$ 59,478	$ 58,647	$ 57,712	$ 57,327	$ 56,257	$ 55,544	$ 55,136	$ 54,555	$ 53,858	$ 53,986	$ 53,983	$ 54,213	$ 54,408	$ 54,415	$ 54,405	$ 54,372	$ 54,324	$ 54,300	$ 54,255	$ 53,503	$ 53,275	$ 52,823	$ 52,396	$ 51,992	$ 51,569	$ 51,319	$ 51,070	$ 50,919	$ 50,841	$ 50,741	$ 50,626	$ 50,598	$ 50,519	$ 50,467	$ 50,320	$ 50,239	$ 50,144	$ 50,089	$ 50,041	$ 50,000